Other Long-term Liabilities - Summary of Other Long-term Liabilities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of other long-term liabilities [line items]
Beginning balance	$ 195,837
Increases	41,795
Used	(4,047)
Adjustment	(178)
Effect of movements in exchange rates	(2,108)
Unused amounts reversed	(990)
Unwinding of discount and changes in the discount rate	9,605
Ending balance	239,914
Current and non - current
Current	23,589
Non-current	216,325
Ending balance	239,914
Provision for litigations [member]
Disclosure of other long-term liabilities [line items]
Beginning balance	12,961
Increases	59
Used	0
Adjustment	0
Effect of movements in exchange rates	(2,108)
Unused amounts reversed	(990)
Unwinding of discount and changes in the discount rate	0
Ending balance	9,922
Current and non - current
Current	0
Non-current	9,922
Ending balance	9,922
Provision for return condition [member]
Disclosure of other long-term liabilities [line items]
Beginning balance	133,014
Increases	41,051
Used	0
Adjustment	0
Effect of movements in exchange rates	0
Unused amounts reversed	0
Unwinding of discount and changes in the discount rate	8,773
Ending balance	182,838
Current and non - current
Current	17,283
Non-current	165,555
Ending balance	182,838
Dismantling provision [member]
Disclosure of other long-term liabilities [line items]
Beginning balance	24,327
Increases	0
Used	0
Adjustment	(178)
Effect of movements in exchange rates	0
Unused amounts reversed	0
Unwinding of discount and changes in the discount rate	832
Ending balance	24,981
Current and non - current
Current	1,931
Non-current	23,050
Ending balance	24,981
Other long term liabilities [member]
Disclosure of other long-term liabilities [line items]
Beginning balance	25,535
Increases	685
Used	(4,047)
Adjustment	0
Effect of movements in exchange rates	0
Unused amounts reversed	0
Unwinding of discount and changes in the discount rate	0
Ending balance	22,173
Current and non - current
Current	4,375
Non-current	17,798
Ending balance	$ 22,173